EQ/JPMorgan Value Opportunities Portfolio
EQ/JPMorgan Value Opportunities Portfolio – Class IA, IB and K Shares
Investment Objective:
Seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQ/JPMorgan Value Opportunities Portfolio (USD $)	Class IA Shares	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses EQ/JPMorgan Value Opportunities Portfolio		Class IA Shares	Class IB Shares	Class K Shares
Management Fee		0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%	none
Other Expenses		0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses		1.01%	1.01%	0.76%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.00%	0.75%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and IB shares and 0.75% for Class K shares. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQ/JPMorgan Value Opportunities Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	102	321	557	1,235
Class IB Shares	102	321	557	1,235
Class K Shares	77	242	421	941

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 180% of the average value of the Portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Portfolio may invest up to 10% of its net assets in foreign securities.

The Sub-Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Sub-Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Sub-Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.
Investment Style Risk: A Sub-Adviser may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value stocks may also increase the volatility of the Portfolio’s share price.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk: A Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2014 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
21.72% (2009 2nd Quarter)	–20.78% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns EQ/JPMorgan Value Opportunities Portfolio	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class IA Shares	14.40%	14.03%	6.76%
Class IB Shares	14.36%	13.92%	6.57%
Class K Shares	14.69%			21.43%	Dec. 01, 2011
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	15.42%	7.30%